SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE G - SUBSEQUENT EVENTS

The Plan has evaluated all subsequent events through June 29, 2026, which represents when the financial statements were issued, to ensure that the Plan’s financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2025, and events which occurred subsequent to December 31, 2025, but were not recognized in the financial statements.

The Plan Administrator is not aware of any subsequent events, which would require recognition or disclosure in the financial statements.